Taxes - Schedule of Expiration of Carry Forward Operating Loss (Details)	Jun. 30, 2025 USD ($)
Operating Loss Carryforwards [Line Items]
Carry Forward Operating Loss	$ 33,015,086
Tax Year 2025 [Member]
Operating Loss Carryforwards [Line Items]
Carry Forward Operating Loss	304,779
Tax Year 2026 [Member]
Operating Loss Carryforwards [Line Items]
Carry Forward Operating Loss	49,800
Tax Year 2027 [Member]
Operating Loss Carryforwards [Line Items]
Carry Forward Operating Loss	1,184,689
Tax Year 2028 [Member]
Operating Loss Carryforwards [Line Items]
Carry Forward Operating Loss	632,830
Tax Year 2029 [Member]
Operating Loss Carryforwards [Line Items]
Carry Forward Operating Loss	2,863,893
Tax Year 2030 [Member]
Operating Loss Carryforwards [Line Items]
Carry Forward Operating Loss	1,529,443
Tax Year 2031 [Member]
Operating Loss Carryforwards [Line Items]
Carry Forward Operating Loss
Tax Year 2032 [Member]
Operating Loss Carryforwards [Line Items]
Carry Forward Operating Loss	3,488,449
Tax Year 2033 [Member
Operating Loss Carryforwards [Line Items]
Carry Forward Operating Loss	8,645,606
Tax Year 2034 [Member]
Operating Loss Carryforwards [Line Items]
Carry Forward Operating Loss	8,142,451
Tax Year 2035 [Member]
Operating Loss Carryforwards [Line Items]
Carry Forward Operating Loss	5,728,281
Carried Forward Indefinitely [Member]
Operating Loss Carryforwards [Line Items]
Carry Forward Operating Loss	$ 444,865